UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  FORM 13F



   Report for the Calendar Year or Quarter Ended:  December 31, 2005

   Check here if Amendment [   ] Amendment Number:  _________

   Institutional Investment Manager Filing this Report :

   Name:     Symmetry Capital Management LLC
   Address:  One Montgomery Street, Suite 3300, San Francisco, CA 94104

   Form 13F File Number: 028-11192

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:     Kellie Seringer
   Title:    Managing Member of Symmetry Capital Management LLC
   Phone:    415-374-8122

   Signature, Place, and Date of Signing:

   /s/ Kellie Seringer San Francisco, California  February 14, 2006
   ------------------- -------------------------  -----------------
      [Signature]          [City, State]             [Date]

   Report Type:

        [X]  13F HOLDINGS REPORT

        [ ]  13F NOTICE

        [ ]  13F COMBINATION REPORT

   List of Other Managers Reporting for this Manager: None

                           Form 13F SUMMARY PAGE

   Report Summary:

   Number of Other Included Managers:     One*

   Form 13F Information Table Entry Total: 30

   Form 13F Information Table Value Total: $45,976 (in thousands)


   List of Other Included Managers:

   No. 1
   Form 13F File Number: 028-11190
   Name:  Kellie Seringer

 *  Kellie  Seringer   is  the  Managing  Member  of  Symmetry  Capital
    Management LLC.


                                                        Market Value           SH/ PUT/ Investment  Other     Voting Authority
 Name of Issuer                Title of Class   CUSIP    (x $1,000)  Quantity  PRN CALL Discretion Managers   Sole    Shared None
 AETNA INC                     COM            00817Y108       1,216    12,889  SH       Sole          1       12,889
 ANDRX CORP DEL                ANDRX GROUP    034553107       1,113    67,538  SH       Sole          1       67,538
 CARDIOME PHARMA CORP          COM NEW        14159U202       2,034   201,355  SH       Sole          1      201,355
 CONOR MEDSYSTEMS INC          COM            208264101         798    41,262  SH       Sole          1       41,262
 CV THERAPEUTICS INC           COM            126667104       1,559    63,021  SH       Sole          1       63,021
 DAVITA INC                    COM            23918K108         971    19,175  SH       Sole          1       19,175
 DOV PHARMACEUTICAL INC        COM            259858108         734    50,000  SH       Sole          1       50,000
 ELI LILLY & CO                COM            532457108       2,110    37,292  SH       Sole          1       37,292
 HUMANA INC                    COM            444859102         948    17,440  SH       Sole          1       17,440
 ILLUMINA INC                  COM            452327109       3,631   257,494  SH       Sole          1      257,494
 MEDCOHEALTH SOLUTIONS INC     COM            58405U102       1,395    25,000  SH       Sole          1       25,000
 NEKTAR THERAPEUTICS           COM            640268108       1,286    78,123  SH       Sole          1       78,123
 NITROMED INC                  COM            654798503         375    26,871  SH       Sole          1       26,871
 NOVADEL PHARMA INC            COM            66986X106         571   483,575  SH       Sole          1      483,575
 NOVARTIS AG-SPONSORED ADR     SPONSORED ADR  66987V109       1,524    29,037  SH       Sole          1       29,037
 NPS PHARMACEUTICALS INC       COM            62936P103       1,333   112,550  SH       Sole          1      112,550
 OMNICARE INC                  COM            681904108       2,861    50,000  SH       Sole          1       50,000
 ONYX PHARMACEUTICALS INC      COM            683399109       1,584    55,000  SH       Sole          1       55,000
 PFIZER INC                    COM            717081103       1,085    46,534  SH       Sole          1       46,534
 PROGENICS PHARMACEUTICALS INC COM            743187106       1,455    58,168  SH       Sole          1       58,168
 PROGENICS PHARMACEUTICALS INC PUT            743187106       1,140    45,600  SH  PUT  Sole          1       45,600
 SANOFI-SYNTHETIC LABS         SPONSORED ADR  80105N105       1,925    43,853  SH       Sole          1       43,853
 SCHERING PLOUGH CORP          COM            806605101       1,809    86,747  SH       Sole          1       86,747
 SEROLOGICALS CORP             COM            817523103       2,448   124,000  SH       Sole          1      124,000
 STAAR SURGICAL CO NEW         COM PAR $0.01  852312305       2,785   352,507  SH       Sole          1      352,507
 SUN HEALTHCARE GROUP INC      COM NEW        866933401         661   100,000  SH       Sole          1      100,000
 TEVA PHARMACEUTICAL ADR       ADR            881624209         517    12,009  SH       Sole          1       12,009
 TRIAD HOSPITALS INC           COM            89579K109       2,069    52,748  SH       Sole          1       52,748
 UNITED THERAPEUTICS CORP DEL  COM            91307C102       2,233    32,306  SH       Sole          1       32,306
 UNITEDHEALTH GROUP            COM            91324P102       1,806    29,068  SH       Sole          1       29,068